CONSOLIDATED STATEMENTS OF OPERATIONS - USD ($) $ in Thousands	3 Months Ended				6 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2024	Jun. 30, 2024	Sep. 30, 2023	Jun. 30, 2023	Jun. 30, 2024	Jun. 30, 2023	Sep. 30, 2024	Sep. 30, 2023	Dec. 31, 2023	Dec. 31, 2022
Research and development	$ 3,217		$ 535				$ 4,944	$ 2,451	$ 3,708	$ 3,226
GENERAL AND ADMINISTRATIVE	4,819		196				5,727	502	973	634
TOTAL OPERATING EXPENSES	8,036		731				10,671	2,953	4,681	3,860
OPERATING LOSS	(8,036)		(731)				(10,671)	(2,953)	(4,681)	(3,860)
Financial expenses, net	(3,822)		(72)				(4,092)	(449)	(395)	396
LOSS BEFORE INCOME TAX	(11,858)		(803)				(14,763)	(3,402)	(5,076)	(3,464)
INCOME TAX	2		6				9	26	32	24
NET PROFIT (LOSS) FOR THE PERIOD	(11,860)		(809)				(14,772)	(3,428)	(5,108)	(3,488)
Net Income (Loss), Including Portion Attributable to Noncontrolling Interest	(11,860)		(809)				$ (14,772)	$ (3,428)	$ (5,108)	$ (3,488)
WEIGHTED AVERAGE NUMBER OF ORDINARY SHARES							133	14,652	111,726	111,686
Attributable to:
Equity holders of the Company	11,851		787				$ 14,696	$ 3,214	$ 4,942	$ 3,215
Non-controlling interests	9		22				76	214	166	273
Net Income (Loss) Attributable to Parent	$ (11,860)		$ (809)				$ (14,772)	$ (3,428)	$ (5,108)	$ (3,488)
LOSS PER SHARE, BASIC	$ 18.3		$ 7.04				$ 50.43	$ 28.76	$ 44.23	$ 28.79
Earnings Per Share, Diluted	$ 18.3		$ 7.04				$ 50.43	$ 28.76	$ 44.23	$ 28.79
WEIGHTED AVERAGE NUMBER OF ORDINARY SHARES OUTSTANDING USED IN COMPUTATION OF BASIC LOSS PER SHARE	647,568		111,726				291,407	111,726	111,726	111,686
WEIGHTED AVERAGE NUMBER OF ORDINARY SHARES OUTSTANDING USED IN COMPUTATION OF DILUTED LOSS PER SHARE	647,568		111,726				291,407	111,726	111,726	111,686
Moringa Acquisition Corp
INTEREST EARNED ON INVESTMENTS HELD IN TRUST ACCOUNT		$ 75,305		$ 318,002	$ 149,236	$ 1,063,043			$ (1,364,444)	$ (1,685,666)
GENERAL AND ADMINISTRATIVE		(179,135)		(155,472)	(441,276)	(592,201)			(1,122,480)	(1,232,342)
CHANGE IN FAIR VALUE OF WARRANT LIABILITY		(6,745)		418	(18,753)	5,301			21,109	130,701
NET PROFIT (LOSS) FOR THE PERIOD		(110,575)		162,948	(310,793)	476,143			263,073	584,025
Net Income (Loss), Including Portion Attributable to Noncontrolling Interest		(110,575)		162,948	(310,793)	476,143			263,073	584,025
Attributable to:
Net Income (Loss) Attributable to Parent		$ (110,575)		$ 162,948	$ (310,793)	$ 476,143			$ 263,073	$ 584,025
Moringa Acquisition Corp | Class A Ordinary Share Subject to Possible Redemption
WEIGHTED AVERAGE NUMBER OF ORDINARY SHARES		515,019		2,589,567	515,019	5,015,185			2,774,850	11,500,000
Attributable to:
LOSS PER SHARE, BASIC		$ 0.17		$ 0.19	$ 0.32	$ 0.22			$ 0.51	$ 0.07
Earnings Per Share, Diluted		$ 0.17		$ 0.19	$ 0.32	$ 0.22			$ 0.51	$ 0.07
Moringa Acquisition Corp | Non-redeemable Class A and Class B Ordinary Shares
WEIGHTED AVERAGE NUMBER OF ORDINARY SHARES		3,355,000		3,355,000	3,355,000	3,355,000			3,355,000	3,355,000
Attributable to:
LOSS PER SHARE, BASIC		$ (0.06)		$ (0.1)	$ (0.14)	$ (0.19)			$ (0.34)	$ (0.07)
Earnings Per Share, Diluted		$ (0.06)		$ (0.1)	$ (0.14)	$ (0.19)			$ (0.34)	$ (0.07)